Note 3 - Business Combinations	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes to Financial Statements
Business Combination Disclosure [Text Block]
Note
4.
Business Combinations

December 2018
acquisition of CPH

On
December 6, 2018,
the Company consummated the Business Combination. This acquisition qualifies as a business combination under ASC
805.
Accordingly, the Company will record all assets acquired and liabilities assumed at their acquisition-date fair values, with any excess recognized as goodwill. Goodwill recorded from the transaction represents the value provided by the Company’s leading market share in a highly-fragmented industry.

The following table represents the preliminary allocation of consideration to the assets acquired and liabilities assumed at their estimated acquisition-date fair values:

Consideration paid:
Cash	$445,386
Fair value of rollover equity	164,908
Total consideration paid	$610,294

Net assets acquired:
Current assets	$49,112
Intangible assets	220,700
Property and equipment	219,279
Liabilities assumed	(117,608)
Total net assets acquired	371,483

Goodwill	$238,811

Note: Cash in table above is net of
$1.0
million in cash acquired

Identifiable intangible assets acquired consist of customer relationships of
$168.7
million and trade names of
$52.0
million. The customer relationships were valued using the multi-period excess earnings method. The Company determined the useful life of the customer relationships to be
15
years. The trade names were valued using the relief-from-royalty method. The Company determined the useful life of the trade name associated with Camfaud to be
10
years. The Company determined the trade names associated with Brundage-Bone and Eco-Pan to be indefinite.

CPH incurred transaction costs of
$14.2
million and debt extinguishment costs of
$16.4
million independently prior to the Business Combination. Industrea incurred transaction costs of
$18.8
million independently prior to the Business Combination, i.e. before
December 5, 2018,
of which
$8.1
million was related to the payment of deferred underwriting commissions, and Industrea’s Pre-Business Combination financial results are not
consolidated with the Predecessor (Note
2
), these costs are
not
reflected in the Predecessor Financial Statements.

Additional costs consisting of stock option and other compensation related expenses were recorded in connection with the Business Combination. These costs were solely contingent upon the completion of the Business Combination and did not
include any future service requirements. As such, these costs will be presented “on the line” and are not
reflected in either Predecessor or Successor financial statements. “On the line” describes those expenses triggered by the consummation of a business combination that were incurred by the acquiree, i.e. CPH, that are not
recognized in the Statement of Operations of either the Predecessor or Successor as they are not
directly attributable to either period but instead were contingent on the Business Combination.

In conjunction with the Business Combination, there were
$20.1
million of transaction bonuses and, as a result of change in control provision for stock-based awards, certain unvested stock-based awards immediately vested, resulting in the recognition of compensation expense of approximately
$0.6
million. These expenses were
not
reflected in either the Predecessor or Successor consolidated statements of operations and comprehensive income (loss) periods, but instead are presented “on the line.”

April 2018
acquisition of O’Brien (Predecessor)

In
April 2018,
Brundage-Bone entered into an asset purchase agreement to acquire substantially all assets of Richard O’Brien Companies, Inc., O’Brien Concrete Pumping-Arizona, Inc., O’Brien Concrete Pumping-Colorado, Inc. and O’Brien Concrete Pumping, LLC (collectively, “O’Brien” or the O’Brien Companies”) for cash.

This acquisition qualified as a business combination under ASC
805.
Accordingly, the Predecessor recorded all assets acquired and liabilities assumed at their acquisition-date fair values, with any excess recognized as goodwill. Goodwill represents expected synergies from combining operations and the assembled workforce. The acquisition was part of the Predecessor’s strategic plan to expand their presence in the Colorado and Arizona markets.

The following table represents the total consideration transferred and its allocation to the assets acquired and liabilities assumed at their acquisition-date fair values:

Consideration paid:
Cash, net of cash acquired	$21,000
Total consideration paid	$21,000

Net assets acquired:
Inventory	$140
Property, plant and equipment	16,163
Intangible assets	2,810
Total net assets acquired	19,113

Goodwill	$1,887

Acquisition-related expenses incurred by the Predecessor amounted to
$1.1
million of which
$0.0
million was recognized in the Consolidated Statements of Income for the period
November 1, 2017
through
January 31, 2018 (
Predecessor) as the acquisition occurred after the aforementioned Predecessor period.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information presents the combined results of operations for the Company gives effect to the Business Combination and the acquisition of the O’Brien as if it had occurred on
November 1, 2017.
The unaudited pro forma financial information is presented for illustrative purposes only and is not
necessarily indicative of the results of operations that would have been realized if the Business Combination and the acquisition of the O’Brien had been completed on
November 1, 2017,
nor does it purport to project the results of operations of the combined company in future periods. The unaudited pro forma financial information does not
give effect to any anticipated integration costs related to the acquired company.

The unaudited pro forma financial information is as follows:

	Successor	Predecessor
(in thousands)	November 1, 2018 through January 31, 2019	November 1, 2017 through January 31, 2018
Revenue	$24,396	$52,802
Pro forma revenue adjustments by Business Combination
O'Brien	-	3,254
CPH	33,970	-
Total pro forma revenue	$58,366	$56,056

	Successor	Predecessor
	November 1, 2018 through January 31, 2019	November 1, 2017 through January 31, 2018
Net (loss) income	$(22,575)	$17,558
Pro forma net income adjustments by Business Combination
O'Brien	-	(5,811)
CPH	(3,630)	-
Total pro forma net (loss) income	$(26,205)	$11,747

Note
3.
Business Combinations

O’Brien Companies:
In
April 2018,
Brundage-Bone entered into an asset purchase agreement to acquire substantially all assets of Richard O’Brien Companies, Inc., O’Brien Concrete Pumping-Arizona, Inc., O’Brien Concrete Pumping-Colorado, Inc. and O’Brien Concrete Pumping, LLC (collectively, the O’Brien Companies) for cash.

This acquisition qualifies as a business combination under ASC
805.
Accordingly, the Company will record all assets acquired and liabilities assumed at their acquisition-date fair values, with any excess recognized as goodwill. Goodwill represents expected synergies from combining operations and the assembled workforce. Goodwill is not
amortized for book purposes but is expected to be deductible for tax purposes. The acquisition was part of the Company’s strategic plan to expand their presence in the Colorado and Arizona markets.

The following table represents the total consideration transferred and its allocation to the assets acquired and liabilities assumed at their acquisition-date fair values:

Consideration paid:
Cash	$21,000,000
Total consideration paid	$21,000,000

Net assets acquired:
Inventory	$140,000
Property, plant and equipment	16,163,000
Intangible assets	2,810,000
Total net assets acquired	19,113,000

Goodwill	$1,887,000

Identifiable intangible assets acquired consist of customer relationships of
$2,810,000.
The customer relationships were valued using the multi-period excess earnings method. The Company determined the useful life of the customer relationships to be
15
years.

Acquisition-related expenses incurred by the Company amounted to
$1,068,653,
which have been recognized in the consolidated statements of income for the year ended
October 31, 2018.

Reilly:
In
July 2017,
Camfaud entered into a share purchase agreement to acquire all outstanding shares of Reilly, a UK-based concrete pumping company, in exchange for cash and seller notes.

This acquisition qualifies as a business combination under ASC
805.
Accordingly, the Company has recorded all assets acquired and liabilities assumed at their acquisition-date fair values, with any excess recognized as goodwill. Goodwill represents expected synergies from combining operations and the assembled workforce. Goodwill is not
amortized for book purposes nor is it deductible for tax purposes. The acquisition was part of the Company’s strategic plan to expand the Camfaud footprint in the United Kingdom.

The following table represents the total consideration transferred and its allocation to the assets acquired and liabilities assumed at their acquisition-date fair values:

Consideration paid:
Cash, net of cash acquired	$11,267,729
Debt issued to sellers	1,941,150
Total consideration paid	$13,208,879

Net assets acquired:
Trade accounts receivable	$1,624,598
Inventory	178,432
Prepaid expenses and other current assets	223,619
Property, plant and equipment	9,194,329
Intangible assets	1,194,454
Accounts payable	(533,129)
Accrued expenses and other current liabilities	(971,005)
Deferred tax liabilities	(879,069)
Total net assets acquired	10,032,229

Goodwill	$3,176,650

Identifiable intangible assets acquired consist of customer relationships of
$552,581
and a trade name of
$641,873.
The customer relationships were valued using the multi-period excess earnings method. The Company determined the useful life of the customer relationships to be
15
years. The trade name was valued using the relief-from-royalty method. The Company determined the useful life of the trade name to be
20
years.

The Company also entered into loans with the former owners that are discussed in Note
8.

Acquisition-related expenses incurred by the Company amounted to
$594,039,
of which
$0
and
$594,039
have been recognized in transaction costs in the consolidated statements of income for the years ended
October 31, 2018
and
2017,
respectively.

Camfaud:
In
November 2016,
Camfaud acquired
two
concrete pumping companies based in the UK.

This acquisition qualifies as a business combination under ASC
805.
Accordingly, the Company has recorded all assets acquired and liabilities assumed at their acquisition-date fair values, with any excess recognized as goodwill. Goodwill represents expected synergies from combining operations and the assembled workforce. Goodwill is not
amortized for book purposes nor is it deductible for tax purposes. The acquisition was part of the Company’s strategic plan to broaden their global presence. The acquisition was financed through additional Senior Secured Notes, a revolving loan and the seller notes.

The following table represents the total consideration transferred and its allocation to the assets acquired and liabilities assumed at their acquisition-date fair values:

Consideration paid:
Cash, net of cash acquired	$49,159,520
Debt issued to sellers	6,221,000
Contingent consideration	908,266
Total consideration paid	$56,288,786

Net assets acquired:
Trade accounts receivable	$6,344,614
Inventory	564,833
Other current assets	726,679
Property and equipment	25,641,272
Intangible assets	18,574,662
Accounts payable	(1,579,842)
Accrued expenses and other current liabilities	(3,291,260)
Capital lease obligation	(183,405)
Deferred tax liabilities	(5,369,822)
Total net assets acquired	41,427,731

Goodwill	$14,861,055

The contingent consideration is based on average EBITDA over the
3
-year period following the acquisition date and has a maximum payout of approximately
$3,100,000.
The Company has recorded the contingent consideration initially at fair value based on a probability-weighted approach, discounted to present value at an annual rate of
7.5
percent. The contingent consideration is presented as deferred consideration in the accompanying consolidated balance sheets and will be adjusted to fair value each reporting period until the contingency is resolved (see Note
4
).

Identifiable intangible assets acquired consist of customer relationships of
$15,933,225
and trade names of
$2,641,437.
The customer relationships were valued using the multi-period excess earnings method.

The Company determined the useful life of the customer relationships to be
15
years. The trade name was valued using the relief-from-royalty method. The Company determined the useful life of the trade names to be
10
years.

The Company also entered into loans with the former owners that are discussed in Note
8.

Acquisition-related expenses incurred by the Company amounted to
$6,608,456,
of which
$0,
$3,566,407,
$3,042,049
have been recognized in the consolidated statements of income for the years ended
October 31, 2018,
2017,
and
2016,
respectively.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information presents the combined results of operations for the Company and the O'Brien, Reilly and Camfaud acquisitions for the fiscal years ended
October 31, 2018,
2017
and
2016,
respectively. The unaudited pro forma financial information gives effect to the O'Brien acquisition as if it had occurred on
November 1, 2016
and
November 1, 2015
for Reilly and Camfaud. The unaudited pro forma financial information is presented for illustrative purposes only and is not
necessarily indicative of the results of operations that would have been realized if the O'Brien, Reilly and Camfaud acquisition had been completed on
November 1, 2016
for O'Brien and
November 1, 2015
for Reilly and Camfaud, nor does it purport to project the results of operations of the combined company in future periods. The unaudited pro forma financial information does not
give effect to any anticipated integration costs related to the acquired company.

The unaudited pro forma financial information is as follows:

	2018	2017	2016

Revenue	$243,223,267	$211,210,599	$172,425,547
Pro forma revenue adjustments by Business Combination:
O'Brien	6,990,368	13,796,172	-
Reilly	-	6,068,988	10,234,834
Camfaud	-	2,288,111	40,295,176
Total pro forma revenue	$250,213,635	$233,363,870	$222,955,557

	2018	2017	2016

Net income	$28,381,842	$913,813	$6,233,591
Pro forma net income adjustments by Business Combination:
O'Brien	(1,012,914)	(1,482,009)	-
Reilly	-	341,452	1,209,435
Camfaud	-	(309,078)	9,881,174
Total pro forma net income	$27,368,928	$(535,822)	$17,324,200